UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2009


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.


Schedule of Investments
June 30, 2009 (unaudited)

Corporate Bonds, Notes & Preferred Securities- 92.23%                                                                 Value
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Advertising - 0.44%
----------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co., Senior Unsecured Notes, Series 144A, 10%, 7/15/17 (a)              $ 3,000,000      $ 3,022,500


Automobile & Truck - 1.41%
----------------------------------------------------------------------------------------------------------------------------
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (b) (c)                                36,950,000           46,188
     United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12                                        10,000,000        9,700,000
                                                                                                           ----------------
                                                                                                                  9,746,188

Broadcast Cable TV - 4.98%
----------------------------------------------------------------------------------------------------------------------------
     Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8%, 4/30/12 (a)                  32,500,000       31,281,250
     Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN 4.38125%, 1/15/12 (a) (b)        15,000,000        3,168,750
                                                                                                           ----------------
                                                                                                                 34,450,000


Building & Construction - 1.87%
----------------------------------------------------------------------------------------------------------------------------
     Associated Materials, Inc. Notes, 9.75%, 4/15/12                                           14,750,000       12,906,250


Building Products - 0.37%
----------------------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc. Senior Secured Notes, FRN 5.13313%, 2/15/12                      6,000,000        2,580,000


Chemicals - 5.22%
----------------------------------------------------------------------------------------------------------------------------
     Polyone Corp. Senior Unsecured Notes, 8.875%, 5/01/12                                      25,000,000       21,000,000
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (a)                       7,315,000        2,560,250
     Sterling Chemical, Inc. Senior Secured Notes, 10.25%, 4/01/15                              13,740,000       12,503,400
                                                                                                           -----------------
                                                                                                                 36,063,650


Drug Stores - 1.98%
----------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp. Senior Secured Notes, Series 144A, 9.75%, 6/12/16 (a)                        3,000,000        3,000,000
     Rite Aid Corp. Senior Secured Notes, 10.375%, 7/15/16                                       2,000,000        1,800,000
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                         11,398,000        8,918,935
                                                                                                           -----------------
                                                                                                                 13,718,935

Electrical Equipment - 0.82%
----------------------------------------------------------------------------------------------------------------------------
     Coleman Cable, Inc. Notes, 9.875%, 10/01/12                                                 7,000,000        5,643,750


Electrical Utility - 1.53%
----------------------------------------------------------------------------------------------------------------------------
     Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%, 5/01/11                           10,625,000       10,598,438


Energy/Natural Resources - 17.41%
----------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy Notes, 7.75%, 8/01/13                                              19,847,000       14,389,075
     Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                                     10,300,000        9,888,000
     Forest Oil Corp. Unsecured Notes, 8%, 12/15/11                                              9,890,000        9,840,550
     Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14                                    11,604,000       11,139,840
     Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                                              14,246,000       13,035,090
     Key Energy Services, Inc. Notes, 8.375%, 12/01/14                                           4,340,000        3,830,050
     Parker Drilling Co. Notes, 9.625%, 10/01/13                                                 1,623,000        1,501,275
     Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11                                      18,296,000       15,002,720
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                                      18,087,000       11,394,810
     Swift Energy Co. Senior Unsecured Notes, 7.625%, 7/15/11                                    1,000,000          935,000
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                    19,800,000       13,959,000
     W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14  (a)                               20,000,000       15,400,000
                                                                                                           ----------------
                                                                                                                120,315,410

Entertainment - 6.04%
----------------------------------------------------------------------------------------------------------------------------
     AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                     26,780,000       22,829,950
     AMC Entertainment, Inc. Notes, 11%, 2/01/16                                                10,000,000        9,675,000
     Cinemark USA, Inc. Notes, Series 144A, 8.625%, 6/15/19 (a)                                  2,000,000        1,975,000
     Wallace Theater Holdings Senior Secured Units
     Series 144A, FRN 12.5%, 6/15/13                                                                 7,500        7,237,500
                                                                                                           ----------------
                                                                                                                 41,717,450


Financial Services - 12.86%
----------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49 (d)                                    30,000,000       25,054,800
     Bank of America Corp. Junior Sub. PFD, 8.125%, 12/29/49 (d)                                 3,000,000        2,505,570
     Citigroup, Inc. Junior Sub. PFD, 8.4%, 04/30/49 (b) (d)                                    45,000,000       33,753,150
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (b)                                               4,360,745          337,958
     Wells Fargo & Co. Junior Sub. PFD, 7.98%, 3/29/49 (d)                                      32,818,000       27,238,940
                                                                                                           ----------------
                                                                                                                 88,890,418


Food Processing - 4.74%
----------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc. Notes, 8%, 10/01/11                                                         1,000,000          992,500
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                         14,150,000       11,886,000
     Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                                22,500,000       19,406,250
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14 (e)                                982,253          460,038
                                                                                                          -----------------
                                                                                                                 32,744,788

Gaming - 5.40%
----------------------------------------------------------------------------------------------------------------------------
     Las Vegas Sands Corp. Senior Secured Notes, 6.375%, 2/15/15                                 5,000,000        3,700,000
     MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10                                     17,030,000       15,454,725
     Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10                                   10,000,000        9,500,000
     Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%, 6/01/15 (b)                  69,914,327        8,651,898
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (b)                         3,535,000           30,931
                                                                                                           ----------------
                                                                                                                 37,337,554



Home Furnishings - 0.64%
----------------------------------------------------------------------------------------------------------------------------
     Norcraft Cos LP Notes, 9%, 11/01/11                                                         4,500,000        4,455,000


Machine / Tools - 1.30%
----------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                                            13,513,000        9,003,036


Marketing / Sales - 0.74%
----------------------------------------------------------------------------------------------------------------------------
     Harry and David Operations Notes, 9%, 3/01/13                                              13,000,000        5,135,000


Metals & Mining - 0.31%
----------------------------------------------------------------------------------------------------------------------------
     Kaiser Aluminum & Chemical Corp. Notes, 12.75%, 2/01/03 (b) (c) (e)                        46,230,000        2,135,826


Packaging & Container - 11.92%
----------------------------------------------------------------------------------------------------------------------------
     Constar International Notes, FRN 4.25813%, 2/15/12                                         20,750,000       16,107,188
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (b)                                         15,250,000        5,718,750
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (b)                          15,405,000        5,738,362
     Owens-Brockway Glass Notes, 6.75%, 12/01/14                                                 5,750,000        5,491,250
     Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09 (b) (c)                            34,981,909       23,350,424
     Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (b)                                    25,000,000           50,000
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (b)                             8,780,000        3,248,600
     Stone Container Senior Notes, 8.375%, 7/01/12 (b)                                           8,000,000        3,060,000
     Stone Container Notes, 7.375%, 7/15/14 (b)                                                  5,000,000        2,287,500
     Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                                     2,000,000        1,322,500
     Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                     27,500,000       15,984,375
                                                                                                           ----------------
                                                                                                                 82,358,949

Paper/Forest Products - 1.46%
----------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (b) (c) (e)           14,061,292           98,429
     Georgia-Pacific LLC Senior Unsecured Notes, 8.125%, 5/15/11                                10,000,000       10,000,000
                                                                                                           -----------------
                                                                                                                 10,098,429

Publishing - 1.73%
----------------------------------------------------------------------------------------------------------------------------
     Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                        13,000,000       11,976,250


Recreation / Leisure - 2.11%
----------------------------------------------------------------------------------------------------------------------------
     Six Flags Operations, Inc. Notes, Series 144A, 12.25%, 7/15/16 (a) (b)                     21,000,000       14,595,000


Retail Food Chains - 0.21%
----------------------------------------------------------------------------------------------------------------------------
     Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                                              455,000          441,350
     Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (e)                                         1,571,629        1,021,559
                                                                                                           -----------------
                                                                                                                  1,462,909


Telecom Equipment - 5.02%
----------------------------------------------------------------------------------------------------------------------------
     Qwest Corp. Senior Unsecured Notes, 7.875%, 9/01/11                                        12,000,000       12,000,000
     Qwest Corp. Senior Unsecured Notes, 8.875%, 3/15/12                                        22,500,000       22,668,750
                                                                                                           -----------------
                                                                                                                 34,668,750

Tires & Rubber - 1.72%
----------------------------------------------------------------------------------------------------------------------------
     Goodyear Tire & Rubber Co., FRN 5.01%, 12/01/09                                            12,000,000       11,880,000


     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $976,201,578)                             $637,504,480
                                                                                                           -----------------


Convertible Bonds                                                                                                     Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     Eurotunnel  Group Tier 2, 3%, 7/28/09 GBP                                                          74            9,934
     Eurotunnel  Group Tier 3, 3%, 7/28/10 GBP                                                          74            7,369
                                                                                                           ----------------
     Total Convertible Bonds - (cost - $57,224)                                                                     $17,303
                                                                                                           ----------------



Foreign Bonds                                                                                                         Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.18%
----------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                   34,386,574        1,255,110
                                                                                                           ----------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                  $1,255,110
                                                                                                           ----------------



                                                                                              Number of               Value
Stocks                                                                                          Shares              (Note B)
Name of issuer
----------------------------------------------------------------------------------------------------------------------------
Common Stock - 4.55%
----------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (e) (f)                                                                          640,565        2,722,401
     Core-Mark Holding Co., Inc. (f)                                                               241,361        6,289,867
     Dura Automotive Systems, Inc. (e) (f)                                                         638,586          708,830
     Groupe Eurotunnel SA (f)                                                                        1,925           10,915
     Holdco (e) (f) (g)                                                                             62,107           31,054
     International Airline Support Group (f)                                                       219,540              351
     Kronos Worldwide, Inc.                                                                        270,700        1,800,155
     MAXXAM, Inc. (f)                                                                              200,000        2,090,000
     NL Industries                                                                                 510,200        3,765,276
     Ormet Corp. (f)                                                                               372,638          163,961
     The Penn Traffic Co. (f)                                                                      164,352          369,792
     Polymer Group, Inc., Class A (f)                                                              843,103        6,660,514
     Prandium (f)                                                                                  869,935           11,309
     Romacorp, Inc. (e) (f) (g)                                                                     82,220        3,412,130
     Safelite Realty Corp. (e) (g)                                                                   7,403           14,806
     Sterling Chemical, Inc. (f)                                                                   250,827        2,069,323
     Tokheim (f) (g)                                                                               180,224              360
     Viskase Cos., Inc. (f) (g)                                                                  2,096,128        1,048,064
     Zemex Minerals Group, Inc. (e) (g)                                                              2,102          265,104
                                                                                                           ----------------
     Total Common Stocks -  (cost - $190,731,158)                                                               $31,434,212
                                                                                                           ----------------





Warrants                                                                                      Number of               Value
Name of Issuer                                                                              Shares or Units         (Note B)
----------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.05%
----------------------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc. Warrants (e) (f)                                                   48,142          313,886
     Eurotunnel Group Warrants (f)                                                                  55,120            8,819
                                                                                                           ----------------
     Total Warrants -  (cost - $584,399)                                                                           $322,705
                                                                                                           ----------------



----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.29%
----------------------------------------------------------------------------------------------------------------------------
     State Street Bank & Trust Co.                                                                                8,931,807
     Repurchase Agreement, 0.01% due 7/01/09 (h)
                                                                                                           ----------------
     Total Repurchase Agreement - (cost - $8,931,807)                                                            $8,931,807
                                                                                                           ----------------



     Total Investments - 98.30% (cost - $1,177,929,587)                                                         679,465,617
                                                                                                           -----------------

     Net Other Assets and Liabilities- 1.70%                                                                     11,729,399
                                                                                                           -----------------

     Net Assets - 100%                                                                                        $ 691,195,016
                                                                                                           =================



(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $75,002,750 or 10.85% of net assets.
(b)  Non-income producing security due to default or bankruptcy filing.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(e)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)  Non-income producing security.
(g)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     June 30, 2009 is $4,771,518 , which represents 0.69% of total net assets.  All of these securities are deemed to be liquid. Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Holdco                                                     04/14/05                        $11,778,313
     Romacorp, Inc.                                             11/15/06                        $ 4,118,756
     Safelite Realty Corp.                                      09/29/00                        $   965,195
     Tokheim                                                    10/20/00                        $        -
     Viskase Cos., Inc.                                   04/03/03 - 03/21/07                   $ 1,051,606
     Zemex Minerals Group, Inc.                                 04/10/08                        $   386,221
(h)  Acquired on June 30, 2009.  Collateralized by $9,498,100 of US Government mortgage-
     backed securities due through 8/20/2009 .  The maturity value is $8,931,809.


     PIK    Payment in Kind
     GBP  Principal denoted in British Pounds Sterling
     FRN   Floating Rate Note
     PFD Preferred Security


     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards
     No. 157  ("FAS 157"), "Fair Value Measurements".  FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Trust's current fiscal period.

     The various inputs that may be used to determine the value of the Trust's investments are summarized in three broad levels.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Level 1 - Quoted prices in active markets for identical securities.
     Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of  investments).

     The following table summarized the Trust's investment as of June 30, 2009, based on the inputs used to value them.

     Valuation Inputs                                                                                    Investments in Securities
     Level 1 - Quoted prices                                                                                 $ 24,306,010
     Level 2 - Other significant observable inputs                                                          $ 643,975,544
     Level 3 - Significant unobservable inputs                                                               $ 11,184,063
                                                                                                         ----------------
     Total                                                                                                  $ 679,465,617


     The following is a reconciliation of the Trust's Level 3 investments for which significant unobservable inputs were used in determining value at June 30, 2009.


                                                                                                         Investments in Securities
     Balance as of September 30, 2008                                                                          16,901,187
                                                                                                         -----------------

     Total realized gain (loss)                                                                               (14,040,224)
     Change in unrealized appreciation (depreciation)                                                           7,881,727
     Amortization of premium / discount                                                                                 -
     Net purchases (sales)                                                                                        (18,669)
     Net transfers in (out) of Level 3                                                                            460,042

                                                                                                          ----------------
     Balance as of June 30, 2009                                                                               11,184,063
                                                                                                           ===============








Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 31, 2009


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 31, 2009




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 31, 2009


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 31, 2009




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 31, 2009               /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 31, 2009               /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)